UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22088

Claymore Emerging Markets Opportunities Fund

 (Exact name of registrant as specified in charter)

 2455 Corporate West Drive
Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Amy J. Lee
2455 Corporate West Drive
Lisle, IL 60532
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 630-505-3700

Date of fiscal year end:  July 31

Date of reporting period: July 1, 2012 - June 30, 2013

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

The registrant held no voting securities during the period covered by this report. No records are attached. The registrant has not yet commenced operations.

SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Emerging Markets Opportunities Fund

By:    /s/ Kevin M. Robinson
Name:      Kevin M. Robinson
Title:        Chief Executive Officer & Chief Legal Officer
Date:        August 30, 2013